Retirement Benefits - Contributions made to Pension and Other Postretirement Benefit Plans (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		$ 665	$ 601	$ 408
Expected qualified pension plan contributions		313
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		23
Defined Other Postretirement Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year		39
Commonwealth Edison Co [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		196	148	77
Expected qualified pension plan contributions		173
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		2
Defined Other Postretirement Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year		12
PECO Energy Co [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		18	18	28
Expected qualified pension plan contributions		12
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		1
Defined Other Postretirement Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year		2
Baltimore Gas and Electric Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		81	78	48
Expected qualified pension plan contributions		48
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		2
Defined Other Postretirement Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year		16
Pepco Holdings LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		48	39	25
Expected qualified pension plan contributions		60
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		10
Defined Other Postretirement Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year		7
Potomac Electric Power Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		11	11	14
Expected qualified pension plan contributions		2
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		1
Defined Other Postretirement Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year		6
Delmarva Power & Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		1	0	1
Expected qualified pension plan contributions		1
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		1
Defined Other Postretirement Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year		0
Atlantic City Electric Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		3	2	1
Expected qualified pension plan contributions		7
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months		0
Defined Other Postretirement Benefit Plan Estimated Future Employer Contributions In Next Fiscal Year		0
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions	$ 207	343	306	196
Pension Plan, Defined Benefit [Member] | Commonwealth Edison Co [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		174	143	72
Pension Plan, Defined Benefit [Member] | PECO Energy Co [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		17	18	27
Pension Plan, Defined Benefit [Member] | Baltimore Gas and Electric Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		57	56	34
Pension Plan, Defined Benefit [Member] | Pepco Holdings LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		39	30	10
Pension Plan, Defined Benefit [Member] | Potomac Electric Power Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		2	2	2
Pension Plan, Defined Benefit [Member] | Delmarva Power & Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		1	0	1
Pension Plan, Defined Benefit [Member] | Atlantic City Electric Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		3	2	0
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		63	40	36
Other Postretirement Benefit Plan, Defined Benefit [Member] | Commonwealth Edison Co [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		22	5	5
Other Postretirement Benefit Plan, Defined Benefit [Member] | PECO Energy Co [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		1	0	1
Other Postretirement Benefit Plan, Defined Benefit [Member] | Baltimore Gas and Electric Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		24	22	14
Other Postretirement Benefit Plan, Defined Benefit [Member] | Pepco Holdings LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		9	9	15
Other Postretirement Benefit Plan, Defined Benefit [Member] | Potomac Electric Power Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		9	9	12
Other Postretirement Benefit Plan, Defined Benefit [Member] | Delmarva Power & Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		0	0	0
Other Postretirement Benefit Plan, Defined Benefit [Member] | Atlantic City Electric Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and non-pension postretirement benefit contributions		$ 0	$ 0	$ 1